Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2013 Hertz Global Holdings [Member]	Mar. 31, 2012 Hertz Global Holdings [Member]	Dec. 31, 2012 Hertz Global Holdings [Member]	Dec. 31, 2011 Hertz Global Holdings [Member]
Comepnsation Expense and Tax Benefit
Compensation expense	$ 36.6	$ 8.0	$ 7.5	$ 30.3	$ 31.0
Stock-based employee compensation charges, tax	14.2	3.1	2.9	11.7	12.0
Total	$ 22.4	$ 4.9	$ 4.6	$ 18.6	$ 19.0